Offerings - Offering: 1	Jul. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	6,930,000
Proposed Maximum Offering Price per Unit	94.56
Maximum Aggregate Offering Price	$ 655,300,800
Fee Rate	0.01531%
Amount of Registration Fee	$ 100,326.55
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act, this registration statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Brown & Brown, Inc. 2019 Stock Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act on the basis of the average between the high and low sales prices for shares of common stock of the Registrant reported on the New York Stock Exchange on July 29, 2025.